Capital Requirements (Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		20.24%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)		19.34%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)		12.33%
Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		$ 602,847
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount		301,424
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount		$ 472,864
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)		4.00%
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,380,801
Common Equity Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.81%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,605,419	$ 1,524,998
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,535,443	1,457,068
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,535,443	1,457,068
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.54%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.69%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.15%
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 369,726
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 657,291
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	492,968
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 466,897
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,151,812
Common Equity Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.42%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,213,377	1,131,528
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,151,812	1,071,360
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,151,812	$ 1,071,360
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.30%	17.31%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.42%	16.39%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	12.09%	11.22%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 315,707
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 456,022
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 561,258	$ 523,006
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	701,572	653,757
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	420,943	261,503
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	561,258	392,254
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	381,105	381,804
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 476,381	$ 477,255
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 154,141
Common Equity Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.26%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 159,913	$ 151,489
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	154,141	145,584
Tier 1 Capital (to Average Assets), Actual Amount	$ 154,141	$ 145,584
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	27.24%	28.60%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.26%	27.48%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	15.03%	13.96%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 26,418
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 38,159
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 46,965	$ 42,381
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	58,706	52,976
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	35,224	21,190
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	46,965	31,785
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	41,034	41,717
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 51,293	$ 52,146
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 66,153
Common Equity Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.71%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 67,470	$ 60,946
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	66,153	60,035
Tier 1 Capital (to Average Assets), Actual Amount	$ 66,153	$ 60,035
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.42%	33.83%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	35.71%	33.33%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.15%	10.88%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 8,336
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,042
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 14,820	$ 14,412
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,525	18,041
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	11,115	7,206
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	14,820	10,809
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	20,129	22,081
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 25,161	$ 27,602
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 72,882
Common Equity Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.17%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 74,204	$ 68,291
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	72,882	67,347
Tier 1 Capital (to Average Assets), Actual Amount	$ 72,882	$ 67,347
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.83%	37.42%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	36.17%	36.90%
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	12.94%	12.04%
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 9,067
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,097
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.50%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.50%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 16,119	$ 14,600
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	20,149	18,251
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	12,089	7,300
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	16,119	10,950
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	22,521	22,373
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,151	$ 27,966
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	6.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	8.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%